3. Loans (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses
Beginning balance	$ 6,445	$ 6,366	$ 7,550
Charge-offs	(1,076)	(1,133)	(982)
Recoveries	448	422	305
Provision	863	790	(507)
Ending balance	6,680	6,445	6,366
Ending balance: individually evaluated for impairments	937	1,038	1,130
Ending balance: collectively evaluated for impairments	5,743	5,407	5,236
Ending balance	6,680	6,445	6,366
Loans
Ending balance	849,874	804,023	759,764
Ending balance: individually evaluated for impairment	16,063	17,947	19,764
Ending balance: collectively evaluated for impairment	833,811	786,076	740,000
Construction and land development
Allowance for loan losses
Beginning balance	813	804	1,152
Charge-offs	(21)	(53)	0
Recoveries	45	10	14
Provision	(143)	52	(362)
Ending balance	694	813	804
Ending balance: individually evaluated for impairments	2	0	0
Ending balance: collectively evaluated for impairments	692	813	804
Ending balance	694	813	804
Loans
Ending balance	92,596	94,178	84,987
Ending balance: individually evaluated for impairment	10	96	98
Ending balance: collectively evaluated for impairment	92,586	94,082	84,889
Single-family residential
Allowance for loan losses
Beginning balance	1,325	1,812	2,126
Charge-offs	(42)	(116)	(249)
Recoveries	66	106	85
Provision	(75)	(477)	(150)
Ending balance	1,274	1,325	1,812
Ending balance: individually evaluated for impairments	6	0	0
Ending balance: collectively evaluated for impairments	1,268	1,325	1,812
Ending balance	1,274	1,325	1,812
Loans
Ending balance	269,475	252,983	246,703
Ending balance: individually evaluated for impairment	1,697	1,779	1,855
Ending balance: collectively evaluated for impairment	267,778	251,204	244,848
Single-family residential - Banco de la Gente Non-traditional
Allowance for loan losses
Beginning balance	1,177	1,280	1,377
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(104)	(103)	(97)
Ending balance	1,073	1,177	1,280
Ending balance: individually evaluated for impairments	925	1,023	1,093
Ending balance: collectively evaluated for impairments	148	154	187
Ending balance	1,073	1,177	1,280
Loans
Ending balance	30,793	34,261	37,249
Ending balance: individually evaluated for impairment	12,899	14,310	15,460
Ending balance: collectively evaluated for impairment	17,894	19,951	21,789
Commercial
Allowance for loan losses
Beginning balance	1,278	1,193	1,593
Charge-offs	(1)	(453)	0
Recoveries	49	105	21
Provision	(21)	433	(421)
Ending balance	1,305	1,278	1,193
Ending balance: individually evaluated for impairments	4	15	37
Ending balance: collectively evaluated for impairments	1,301	1,263	1,156
Ending balance	1,305	1,278	1,193
Loans
Ending balance	291,255	270,055	248,637
Ending balance: individually evaluated for impairment	1,365	1,673	2,251
Ending balance: collectively evaluated for impairment	289,890	268,382	246,386
Multifamily and Farmland
Allowance for loan losses
Beginning balance	83	72	52
Charge-offs	0	(5)	(66)
Recoveries	0	1	0
Provision	37	15	86
Ending balance	120	83	72
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	120	83	72
Ending balance	120	83	72
Loans
Ending balance	48,090	33,163	28,937
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	48,090	33,163	28,937
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	626	574	675
Charge-offs	(389)	(54)	(194)
Recoveries	83	32	31
Provision	368	74	62
Ending balance	688	626	574
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	688	626	574
Ending balance	688	626	574
Loans
Ending balance	100,263	97,465	89,022
Ending balance: individually evaluated for impairment	92	89	100
Ending balance: collectively evaluated for impairment	100,171	97,376	88,922
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	1,033	926	1,204
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	1,033	926	1,204
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	161	155	204
Charge-offs	(623)	(452)	(473)
Recoveries	205	168	154
Provision	395	290	270
Ending balance	138	161	155
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	138	161	155
Ending balance	138	161	155
Loans
Ending balance	16,369	20,992	23,025
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	16,369	20,992	23,025
Unallocated
Allowance for loan losses
Beginning balance	982	476	371
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	406	506	105
Ending balance	1,388	982	476
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,388	982	476
Ending balance	1,388	982	476
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0